March 5, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:    Document Control - EDGAR

RE:
         American Express FlexChoice(SM) Variable Annuity
         American Enterprise Variable Annuity Account
         Pre-Effective Amendment No. 2 on Form N-4
         File Nos. 333-73958 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,


/s/ James M. Odland
    ------------------
    James M. Odland
    Counsel